CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 6,497		$ 6,792
Ordinary shares, par value per share		0.01		0.01
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued	37,882,160	37,882,160	36,860,304	36,860,304
Ordinary shares, shares outstanding	36,630,586	36,630,586	35,608,730	35,608,730
Treasury shares, shares	1,251,574	1,251,574	1,251,574	1,251,574